SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	NOTE 11 - SUBSEQUENT EVENTS
On 15 July 2024, TORM has entered into an agreement to acquire eight second-hand MR vessels that are expected to be delivered during Q3 2024 and Q4 2024 for a total consideration of USD 340m, with a cash consideration of USD 238m and the issuance of approximately 2.65 million shares. The purchase price is subject to certain adjustments that will be impacted by TORM’s share price development and the vessels’ delivery schedules. On 29 July 2024, TORM took delivery of the one of these eight second-hand
MR vessels.
TORM’s Board of Directors has decided to declare a dividend of 1.80 per share, with an expected total dividend payment of USD 169.8m. The distribution is in line with TORM’s Distribution Policy implemented in 2022 and amended in March 2024. Payment is expected on 11 September 2024 to shareholders of record on 29 August 2024, with the ex-dividend date on 28 August 2024 (in Denmark and 29 August
2024 in United States). The dividends have not been recognized as liabilities as at 30 June 2024 and there are no tax consequences.